FT Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
6,278,642	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$6,278,642
	(Cost $6,278,642)
	Total Investments — 0.8%	6,278,642
	(Cost $6,278,642)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 101.0%
14,821	SPDR® S&P 500® ETF Trust	$781,615,077	$4.82	01/17/25	766,953,391
	(Cost $706,768,962)
	Put Options Purchased — 1.5%
14,821	SPDR® S&P 500® ETF Trust	781,615,077	482.43	01/17/25	11,299,723
	(Cost $32,383,888)
	Total Purchased Options				778,253,114
	(Cost $739,152,850)
WRITTEN OPTIONS — (3.2)%
	Call Options Written — (2.5)%
(14,821)	SPDR® S&P 500® ETF Trust	(781,615,077)	558.17	01/17/25	(18,928,114)
	(Premiums received $8,714,996)
	Put Options Written — (0.7)%
(14,821)	SPDR® S&P 500® ETF Trust	(781,615,077)	434.19	01/17/25	(5,373,165)
	(Premiums received $16,398,420)
	Total Written Options				(24,301,279)
	(Premiums received $25,113,416)
	Net Other Assets and Liabilities — (0.1)%				(508,915)
	Net Assets — 100.0%				$759,721,562

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,278,642	$6,278,642	$—	$—
Purchased Options	778,253,114	—	778,253,114	—
Total	$784,531,756	$6,278,642	$778,253,114	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(24,301,279)	$—	$(24,301,279)	$—

FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,065,570	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,065,570
	(Cost $2,065,570)
	Total Investments — 0.8%	2,065,570
	(Cost $2,065,570)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 101.7%
4,957	SPDR® S&P 500® ETF Trust	$261,417,309	$4.81	01/17/25	256,518,385
	(Cost $235,529,064)
	Put Options Purchased — 1.1%
4,957	SPDR® S&P 500® ETF Trust	261,417,309	458.31	01/17/25	2,589,598
	(Cost $7,565,935)
	Total Purchased Options				259,107,983
	(Cost $243,094,999)
WRITTEN OPTIONS — (3.5)%
	Call Options Written — (3.3)%
(4,957)	SPDR® S&P 500® ETF Trust	(261,417,309)	549.68	01/17/25	(8,236,891)
	(Premiums received $2,991,284)
	Put Options Written — (0.2)%
(4,957)	SPDR® S&P 500® ETF Trust	(261,417,309)	337.70	01/17/25	(564,585)
	(Premiums received $1,552,552)
	Total Written Options				(8,801,476)
	(Premiums received $4,543,836)
	Net Other Assets and Liabilities — (0.1)%				(170,378)
	Net Assets — 100.0%				$252,201,699

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,065,570	$2,065,570	$—	$—
Purchased Options	259,107,983	—	259,107,983	—
Total	$261,173,553	$2,065,570	$259,107,983	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,801,476)	$—	$(8,801,476)	$—

FT Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
7,561,453	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$7,561,453
	(Cost $7,561,453)
	Total Investments — 0.9%	7,561,453
	(Cost $7,561,453)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 99.2%
15,948	SPDR® S&P 500® ETF Trust	$841,049,676	$5.00	02/21/25	823,732,070
	(Cost $784,346,694)
	Put Options Purchased — 2.3%
15,948	SPDR® S&P 500® ETF Trust	841,049,676	499.51	02/21/25	18,793,746
	(Cost $33,976,116)
	Total Purchased Options				842,525,816
	(Cost $818,322,810)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (1.3)%
(15,948)	SPDR® S&P 500® ETF Trust	(841,049,676)	583.53	02/21/25	(10,836,108)
	(Premiums received $9,320,979)
	Put Options Written — (1.0)%
(15,948)	SPDR® S&P 500® ETF Trust	(841,049,676)	449.56	02/21/25	(8,699,822)
	(Premiums received $17,151,238)
	Total Written Options				(19,535,930)
	(Premiums received $26,472,217)
	Net Other Assets and Liabilities — (0.1)%				(550,619)
	Net Assets — 100.0%				$830,000,720

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,561,453	$7,561,453	$—	$—
Purchased Options	842,525,816	—	842,525,816	—
Total	$850,087,269	$7,561,453	$842,525,816	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,535,930)	$—	$(19,535,930)	$—

FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,460,481	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,460,481
	(Cost $2,460,481)
	Total Investments — 0.9%	2,460,481
	(Cost $2,460,481)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.3%
	Call Options Purchased — 99.7%
5,282	SPDR® S&P 500® ETF Trust	$278,556,834	$4.99	02/21/25	272,826,300
	(Cost $258,937,409)
	Put Options Purchased — 1.6%
5,282	SPDR® S&P 500® ETF Trust	278,556,834	474.53	02/21/25	4,186,652
	(Cost $8,096,385)
	Total Purchased Options				277,012,952
	(Cost $267,033,794)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (1.8)%
(5,282)	SPDR® S&P 500® ETF Trust	(278,556,834)	574.69	02/21/25	(4,872,979)
	(Premiums received $4,103,146)
	Put Options Written — (0.3)%
(5,282)	SPDR® S&P 500® ETF Trust	(278,556,834)	349.66	02/21/25	(831,691)
	(Premiums received $1,652,896)
	Total Written Options				(5,704,670)
	(Premiums received $5,756,042)
	Net Other Assets and Liabilities — (0.1)%				(183,976)
	Net Assets — 100.0%				$273,584,787

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,460,481	$2,460,481	$—	$—
Purchased Options	277,012,952	—	277,012,952	—
Total	$279,473,433	$2,460,481	$277,012,952	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,704,670)	$—	$(5,704,670)	$—

FT Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
7,297,070	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$7,297,070
	(Cost $7,297,070)
	Total Investments — 1.0%	7,297,070
	(Cost $7,297,070)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 98.6%
14,080	SPDR® S&P 500® ETF Trust	$742,536,960	$5.10	03/21/25	726,827,501
	(Cost $705,492,681)
	Put Options Purchased — 2.9%
14,080	SPDR® S&P 500® ETF Trust	742,536,960	509.83	03/21/25	20,979,419
	(Cost $33,359,796)
	Total Purchased Options				747,806,920
	(Cost $738,852,477)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (1.1)%
(14,080)	SPDR® S&P 500® ETF Trust	(742,536,960)	597.16	03/21/25	(7,640,982)
	(Premiums received $8,798,767)
	Put Options Written — (1.3)%
(14,080)	SPDR® S&P 500® ETF Trust	(742,536,960)	458.85	03/21/25	(9,847,901)
	(Premiums received $17,473,979)
	Total Written Options				(17,488,883)
	(Premiums received $26,272,746)
	Net Other Assets and Liabilities — (0.1)%				(484,155)
	Net Assets — 100.0%				$737,130,952

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,297,070	$7,297,070	$—	$—
Purchased Options	747,806,920	—	747,806,920	—
Total	$755,103,990	$7,297,070	$747,806,920	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,488,883)	$—	$(17,488,883)	$—

FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,625,336	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$3,625,336
	(Cost $3,625,336)
	Total Investments — 1.0%	3,625,336
	(Cost $3,625,336)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 98.9%
7,100	SPDR® S&P 500® ETF Trust	$374,432,700	$5.09	03/21/25	366,517,831
	(Cost $356,960,549)
	Put Options Purchased — 2.0%
7,100	SPDR® S&P 500® ETF Trust	374,432,700	484.34	03/21/25	7,195,760
	(Cost $11,074,251)
	Total Purchased Options				373,713,591
	(Cost $368,034,800)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (1.4)%
(7,100)	SPDR® S&P 500® ETF Trust	(374,432,700)	588.39	03/21/25	(5,096,276)
	(Premiums received $5,684,756)
	Put Options Written — (0.4)%
(7,100)	SPDR® S&P 500® ETF Trust	(374,432,700)	356.88	03/21/25	(1,417,256)
	(Premiums received $2,557,022)
	Total Written Options				(6,513,532)
	(Premiums received $8,241,778)
	Net Other Assets and Liabilities — (0.1)%				(242,469)
	Net Assets — 100.0%				$370,582,926

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,625,336	$3,625,336	$—	$—
Purchased Options	373,713,591	—	373,713,591	—
Total	$377,338,927	$3,625,336	$373,713,591	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,513,532)	$—	$(6,513,532)	$—

FT Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
5,982,937	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$5,982,937
	(Cost $5,982,937)
	Total Investments — 1.1%	5,982,937
	(Cost $5,982,937)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 99.6%
11,095	SPDR® S&P 500® ETF Trust	$585,117,015	$4.95	04/17/25	570,550,070
	(Cost $540,941,883)
	Put Options Purchased — 2.6%
11,095	SPDR® S&P 500® ETF Trust	585,117,015	495.16	04/17/25	14,922,835
	(Cost $26,558,667)
	Total Purchased Options				585,472,905
	(Cost $567,500,550)
WRITTEN OPTIONS — (3.2)%
	Call Options Written — (1.9)%
(11,095)	SPDR® S&P 500® ETF Trust	(585,117,015)	582.95	04/17/25	(10,742,780)
	(Premiums received $8,141,763)
	Put Options Written — (1.3)%
(11,095)	SPDR® S&P 500® ETF Trust	(585,117,015)	445.64	04/17/25	(7,352,727)
	(Premiums received $14,019,155)
	Total Written Options				(18,095,507)
	(Premiums received $22,160,918)
	Net Other Assets and Liabilities — (0.1)%				(376,927)
	Net Assets — 100.0%				$572,983,408

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,982,937	$5,982,937	$—	$—
Purchased Options	585,472,905	—	585,472,905	—
Total	$591,455,842	$5,982,937	$585,472,905	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,095,507)	$—	$(18,095,507)	$—

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
2,489,915	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,489,915
	(Cost $2,489,915)
	Total Investments — 1.1%	2,489,915
	(Cost $2,489,915)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 100.2%
4,622	SPDR® S&P 500® ETF Trust	$243,750,414	$4.94	04/17/25	237,686,471
	(Cost $225,442,355)
	Put Options Purchased — 1.8%
4,622	SPDR® S&P 500® ETF Trust	243,750,414	470.40	04/17/25	4,310,325
	(Cost $7,985,376)
	Total Purchased Options				241,996,796
	(Cost $233,427,731)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (2.6)%
(4,622)	SPDR® S&P 500® ETF Trust	(243,750,414)	571.96	04/17/25	(6,202,440)
	(Premiums received $4,651,748)
	Put Options Written — (0.4)%
(4,622)	SPDR® S&P 500® ETF Trust	(243,750,414)	346.61	04/17/25	(919,796)
	(Premiums received $1,684,287)
	Total Written Options				(7,122,236)
	(Premiums received $6,336,035)
	Net Other Assets and Liabilities — (0.1)%				(156,870)
	Net Assets — 100.0%				$237,207,605

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,489,915	$2,489,915	$—	$—
Purchased Options	241,996,796	—	241,996,796	—
Total	$244,486,711	$2,489,915	$241,996,796	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,122,236)	$—	$(7,122,236)	$—

FT Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
7,551,728	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$7,551,728
	(Cost $7,551,728)
	Total Investments — 1.2%	7,551,728
	(Cost $7,551,728)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 97.8%
12,515	SPDR® S&P 500® ETF Trust	$660,003,555	$5.29	05/16/25	647,088,075
	(Cost $647,034,391)
	Put Options Purchased — 4.0%
12,515	SPDR® S&P 500® ETF Trust	660,003,555	529.45	05/16/25	26,143,835
	(Cost $32,262,078)
	Total Purchased Options				673,231,910
	(Cost $679,296,469)
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (1.0)%
(12,515)	SPDR® S&P 500® ETF Trust	(660,003,555)	613.74	05/16/25	(6,382,650)
	(Premiums received $6,991,722)
	Put Options Written — (1.9)%
(12,515)	SPDR® S&P 500® ETF Trust	(660,003,555)	476.51	05/16/25	(12,640,150)
	(Premiums received $16,993,175)
	Total Written Options				(19,022,800)
	(Premiums received $23,984,897)
	Net Other Assets and Liabilities — (0.1)%				(389,072)
	Net Assets — 100.0%				$661,371,766

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,551,728	$7,551,728	$—	$—
Purchased Options	673,231,910	—	673,231,910	—
Total	$680,783,638	$7,551,728	$673,231,910	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,022,800)	$—	$(19,022,800)	$—

FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
2,400,378	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,400,378
	(Cost $2,400,378)
	Total Investments — 1.1%	2,400,378
	(Cost $2,400,378)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.5%
	Call Options Purchased — 97.8%
4,064	SPDR® S&P 500® ETF Trust	$214,323,168	$5.28	05/16/25	210,133,184
	(Cost $210,138,966)
	Put Options Purchased — 2.7%
4,064	SPDR® S&P 500® ETF Trust	214,323,168	502.98	05/16/25	5,864,352
	(Cost $6,732,414)
	Total Purchased Options				215,997,536
	(Cost $216,871,380)
WRITTEN OPTIONS — (1.6)%
	Call Options Written — (1.1)%
(4,064)	SPDR® S&P 500® ETF Trust	(214,323,168)	611.09	05/16/25	(2,283,968)
	(Premiums received $2,461,378)
	Put Options Written — (0.5)%
(4,064)	SPDR® S&P 500® ETF Trust	(214,323,168)	370.62	05/16/25	(1,137,920)
	(Premiums received $1,593,795)
	Total Written Options				(3,421,888)
	(Premiums received $4,055,173)
	Net Other Assets and Liabilities — (0.0)%				(72,657)
	Net Assets — 100.0%				$214,903,369

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,400,378	$2,400,378	$—	$—
Purchased Options	215,997,536	—	215,997,536	—
Total	$218,397,914	$2,400,378	$215,997,536	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,421,888)	$—	$(3,421,888)	$—

FT Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
2,136,559	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,136,559
	(Cost $2,136,559)
	Total Investments — 0.4%	2,136,559
	(Cost $2,136,559)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 101.9%
12,399	SPDR® S&P 500® ETF Trust	$653,886,063	$4.39	06/21/24	646,048,453
	(Cost $563,629,830)
	Put Options Purchased — 0.0%
12,399	SPDR® S&P 500® ETF Trust	653,886,063	439.46	06/21/24	168,396
	(Cost $24,501,112)
	Total Purchased Options				646,216,849
	(Cost $588,130,942)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (2.2)%
(12,399)	SPDR® S&P 500® ETF Trust	(653,886,063)	519.66	06/21/24	(13,732,628)
	(Premiums received $6,498,433)
	Put Options Written — (0.0)%
(12,399)	SPDR® S&P 500® ETF Trust	(653,886,063)	395.51	06/21/24	(114,359)
	(Premiums received $8,579,198)
	Total Written Options				(13,846,987)
	(Premiums received $15,077,631)
	Net Other Assets and Liabilities — (0.1)%				(437,253)
	Net Assets — 100.0%				$634,069,168

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,136,559	$2,136,559	$—	$—
Purchased Options	646,216,849	—	646,216,849	—
Total	$648,353,408	$2,136,559	$646,216,849	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,846,987)	$—	$(13,846,987)	$—

FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
585,058	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$585,058
	(Cost $585,058)
	Total Investments — 0.3%	585,058
	(Cost $585,058)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.6%
	Call Options Purchased — 104.6%
3,730	SPDR® S&P 500® ETF Trust	$196,709,010	$4.38	06/21/24	194,354,933
	(Cost $165,138,378)
	Put Options Purchased — 0.0%
3,730	SPDR® S&P 500® ETF Trust	196,709,010	417.49	06/21/24	37,542
	(Cost $6,899,328)
	Total Purchased Options				194,392,475
	(Cost $172,037,706)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (4.8)%
(3,730)	SPDR® S&P 500® ETF Trust	(196,709,010)	504.06	06/21/24	(9,024,311)
	(Premiums received $3,098,864)
	Put Options Written — (0.0)%
(3,730)	SPDR® S&P 500® ETF Trust	(196,709,010)	307.62	06/21/24	(22,853)
	(Premiums received $1,922,716)
	Total Written Options				(9,047,164)
	(Premiums received $5,021,580)
	Net Other Assets and Liabilities — (0.1)%				(129,492)
	Net Assets — 100.0%				$185,800,877

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$585,058	$585,058	$—	$—
Purchased Options	194,392,475	—	194,392,475	—
Total	$194,977,533	$585,058	$194,392,475	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,047,164)	$—	$(9,047,164)	$—

FT Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
2,756,978	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,756,978
	(Cost $2,756,978)
	Total Investments — 0.4%	2,756,978
	(Cost $2,756,978)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.2%
	Call Options Purchased — 101.1%
13,147	SPDR® S&P 500® ETF Trust	$693,333,339	$4.52	07/19/24	683,889,169
	(Cost $612,183,435)
	Put Options Purchased — 0.1%
13,147	SPDR® S&P 500® ETF Trust	693,333,339	452.18	07/19/24	724,726
	(Cost $25,662,991)
	Total Purchased Options				684,613,895
	(Cost $637,846,426)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (1.5)%
(13,147)	SPDR® S&P 500® ETF Trust	(693,333,339)	531.13	07/19/24	(9,809,008)
	(Premiums received $5,097,388)
	Put Options Written — (0.0)%
(13,147)	SPDR® S&P 500® ETF Trust	(693,333,339)	406.96	07/19/24	(330,487)
	(Premiums received $8,671,780)
	Total Written Options				(10,139,495)
	(Premiums received $13,769,168)
	Net Other Assets and Liabilities — (0.1)%				(465,755)
	Net Assets — 100.0%				$676,765,623

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,756,978	$2,756,978	$—	$—
Purchased Options	684,613,895	—	684,613,895	—
Total	$687,370,873	$2,756,978	$684,613,895	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,139,495)	$—	$(10,139,495)	$—

FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,254,308	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,254,308
	(Cost $1,254,308)
	Total Investments — 0.4%	1,254,308
	(Cost $1,254,308)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 102.5%
5,869	SPDR® S&P 500® ETF Trust	$309,513,453	$4.51	07/19/24	305,303,270
	(Cost $260,101,787)
	Put Options Purchased — 0.1%
5,869	SPDR® S&P 500® ETF Trust	309,513,453	429.57	07/19/24	214,187
	(Cost $11,712,222)
	Total Purchased Options				305,517,457
	(Cost $271,814,009)
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (2.9)%
(5,869)	SPDR® S&P 500® ETF Trust	(309,513,453)	519.06	07/19/24	(8,755,112)
	(Premiums received $1,541,316)
	Put Options Written — (0.0)%
(5,869)	SPDR® S&P 500® ETF Trust	(309,513,453)	316.53	07/19/24	(54,628)
	(Premiums received $1,770,080)
	Total Written Options				(8,809,740)
	(Premiums received $3,311,396)
	Net Other Assets and Liabilities — (0.1)%				(210,394)
	Net Assets — 100.0%				$297,751,631

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,254,308	$1,254,308	$—	$—
Purchased Options	305,517,457	—	305,517,457	—
Total	$306,771,765	$1,254,308	$305,517,457	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,809,740)	$—	$(8,809,740)	$—

FT Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,822,717	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,822,717
	(Cost $2,822,717)
	Total Investments — 0.5%	2,822,717
	(Cost $2,822,717)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.6%
	Call Options Purchased — 103.5%
12,334	SPDR® S&P 500® ETF Trust	$650,458,158	$4.37	08/16/24	642,528,930
	(Cost $535,239,624)
	Put Options Purchased — 0.1%
12,334	SPDR® S&P 500® ETF Trust	650,458,158	436.50	08/16/24	974,656
	(Cost $25,545,030)
	Total Purchased Options				643,503,586
	(Cost $560,784,654)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (3.9)%
(12,334)	SPDR® S&P 500® ETF Trust	(650,458,158)	518.13	08/16/24	(24,502,051)
	(Premiums received $5,758,687)
	Put Options Written — (0.1)%
(12,334)	SPDR® S&P 500® ETF Trust	(650,458,158)	392.85	08/16/24	(538,513)
	(Premiums received $12,141,305)
	Total Written Options				(25,040,564)
	(Premiums received $17,899,992)
	Net Other Assets and Liabilities — (0.1)%				(418,675)
	Net Assets — 100.0%				$620,867,064

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,822,717	$2,822,717	$—	$—
Purchased Options	643,503,586	—	643,503,586	—
Total	$646,326,303	$2,822,717	$643,503,586	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,040,564)	$—	$(25,040,564)	$—

FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,262,237	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,262,237
	(Cost $1,262,237)
	Total Investments — 0.5%	1,262,237
	(Cost $1,262,237)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.2%
	Call Options Purchased — 106.1%
5,656	SPDR® S&P 500® ETF Trust	$298,280,472	$4.36	08/16/24	294,649,956
	(Cost $245,502,331)
	Put Options Purchased — 0.1%
5,656	SPDR® S&P 500® ETF Trust	298,280,472	414.68	08/16/24	323,813
	(Cost $8,853,634)
	Total Purchased Options				294,973,769
	(Cost $254,355,965)
WRITTEN OPTIONS — (6.6)%
	Call Options Written — (6.6)%
(5,656)	SPDR® S&P 500® ETF Trust	(298,280,472)	503.02	08/16/24	(18,162,461)
	(Premiums received $3,575,121)
	Put Options Written — (0.0)%
(5,656)	SPDR® S&P 500® ETF Trust	(298,280,472)	305.55	08/16/24	(89,175)
	(Premiums received $1,814,946)
	Total Written Options				(18,251,636)
	(Premiums received $5,390,067)
	Net Other Assets and Liabilities — (0.1)%				(198,023)
	Net Assets — 100.0%				$277,786,347

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,262,237	$1,262,237	$—	$—
Purchased Options	294,973,769	—	294,973,769	—
Total	$296,236,006	$1,262,237	$294,973,769	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,251,636)	$—	$(18,251,636)	$—

FT Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,865,081	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,865,081
	(Cost $2,865,081)
	Total Investments — 0.5%	2,865,081
	(Cost $2,865,081)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 103.2%
10,675	SPDR® S&P 500® ETF Trust	$562,967,475	$4.43	09/20/24	554,199,050
	(Cost $476,193,352)
	Put Options Purchased — 0.3%
10,675	SPDR® S&P 500® ETF Trust	562,967,475	443.37	09/20/24	1,725,251
	(Cost $20,554,185)
	Total Purchased Options				555,924,301
	(Cost $496,747,537)
WRITTEN OPTIONS — (3.9)%
	Call Options Written — (3.8)%
(10,675)	SPDR® S&P 500® ETF Trust	(562,967,475)	524.06	09/20/24	(20,340,987)
	(Premiums received $9,360,849)
	Put Options Written — (0.1)%
(10,675)	SPDR® S&P 500® ETF Trust	(562,967,475)	399.03	09/20/24	(921,299)
	(Premiums received $9,595,564)
	Total Written Options				(21,262,286)
	(Premiums received $18,956,413)
	Net Other Assets and Liabilities — (0.1)%				(363,404)
	Net Assets — 100.0%				$537,163,692

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,865,081	$2,865,081	$—	$—
Purchased Options	555,924,301	—	555,924,301	—
Total	$558,789,382	$2,865,081	$555,924,301	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,262,286)	$—	$(21,262,286)	$—

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
936,241	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$936,241
	(Cost $936,241)
	Total Investments — 0.5%	936,241
	(Cost $936,241)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.4%
	Call Options Purchased — 105.1%
3,547	SPDR® S&P 500® ETF Trust	$187,058,139	$4.42	09/20/24	184,148,127
	(Cost $153,758,240)
	Put Options Purchased — 0.3%
3,547	SPDR® S&P 500® ETF Trust	187,058,139	421.20	09/20/24	410,274
	(Cost $6,591,998)
	Total Purchased Options				184,558,401
	(Cost $160,350,238)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (5.7)%
(3,547)	SPDR® S&P 500® ETF Trust	(187,058,139)	511.21	09/20/24	(10,076,451)
	(Premiums received $1,828,559)
	Put Options Written — (0.1)%
(3,547)	SPDR® S&P 500® ETF Trust	(187,058,139)	310.36	09/20/24	(130,893)
	(Premiums received $1,172,367)
	Total Written Options				(10,207,344)
	(Premiums received $3,000,926)
	Net Other Assets and Liabilities — (0.1)%				(121,359)
	Net Assets — 100.0%				$175,165,939

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$936,241	$936,241	$—	$—
Purchased Options	184,558,401	—	184,558,401	—
Total	$185,494,642	$936,241	$184,558,401	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,207,344)	$—	$(10,207,344)	$—

FT Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
3,196,091	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$3,196,091
	(Cost $3,196,091)
	Total Investments — 0.6%	3,196,091
	(Cost $3,196,091)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.8%
	Call Options Purchased — 107.5%
11,492	SPDR® S&P 500® ETF Trust	$606,053,604	$4.21	10/18/24	595,665,102
	(Cost $495,236,302)
	Put Options Purchased — 0.3%
11,492	SPDR® S&P 500® ETF Trust	606,053,604	421.19	10/18/24	1,763,790
	(Cost $25,419,251)
	Total Purchased Options				597,428,892
	(Cost $520,655,553)
WRITTEN OPTIONS — (8.3)%
	Call Options Written — (8.1)%
(11,492)	SPDR® S&P 500® ETF Trust	(606,053,604)	500.58	10/18/24	(45,021,558)
	(Premiums received $9,045,950)
	Put Options Written — (0.2)%
(11,492)	SPDR® S&P 500® ETF Trust	(606,053,604)	379.07	10/18/24	(1,099,296)
	(Premiums received $13,122,792)
	Total Written Options				(46,120,854)
	(Premiums received $22,168,742)
	Net Other Assets and Liabilities — (0.1)%				(380,230)
	Net Assets — 100.0%				$554,123,899

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,196,091	$3,196,091	$—	$—
Purchased Options	597,428,892	—	597,428,892	—
Total	$600,624,983	$3,196,091	$597,428,892	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(46,120,854)	$—	$(46,120,854)	$—

FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,086,215	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,086,215
	(Cost $1,086,215)
	Total Investments — 0.6%	1,086,215
	(Cost $1,086,215)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.5%
	Call Options Purchased — 110.3%
3,993	SPDR® S&P 500® ETF Trust	$210,578,841	$4.20	10/18/24	206,973,171
	(Cost $166,271,134)
	Put Options Purchased — 0.2%
3,993	SPDR® S&P 500® ETF Trust	210,578,841	400.13	10/18/24	474,917
	(Cost $7,194,961)
	Total Purchased Options				207,448,088
	(Cost $173,466,095)
WRITTEN OPTIONS — (11.0)%
	Call Options Written — (10.9)%
(3,993)	SPDR® S&P 500® ETF Trust	(210,578,841)	485.97	10/18/24	(20,577,158)
	(Premiums received $3,581,317)
	Put Options Written — (0.1)%
(3,993)	SPDR® S&P 500® ETF Trust	(210,578,841)	294.83	10/18/24	(152,366)
	(Premiums received $1,301,843)
	Total Written Options				(20,729,524)
	(Premiums received $4,883,160)
	Net Other Assets and Liabilities — (0.1)%				(127,942)
	Net Assets — 100.0%				$187,676,837

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,086,215	$1,086,215	$—	$—
Purchased Options	207,448,088	—	207,448,088	—
Total	$208,534,303	$1,086,215	$207,448,088	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(20,729,524)	$—	$(20,729,524)	$—

FT Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
4,202,200	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$4,202,200
	(Cost $4,202,200)
	Total Investments — 0.7%	4,202,200
	(Cost $4,202,200)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 103.6%
12,846	SPDR® S&P 500® ETF Trust	$677,459,502	$4.51	11/15/24	667,176,856
	(Cost $576,564,935)
	Put Options Purchased — 0.6%
12,846	SPDR® S&P 500® ETF Trust	677,459,502	450.79	11/15/24	4,122,810
	(Cost $30,831,882)
	Total Purchased Options				671,299,666
	(Cost $607,396,817)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (4.4)%
(12,846)	SPDR® S&P 500® ETF Trust	(677,459,502)	529.45	11/15/24	(28,575,907)
	(Premiums received $7,738,894)
	Put Options Written — (0.4)%
(12,846)	SPDR® S&P 500® ETF Trust	(677,459,502)	405.71	11/15/24	(2,166,285)
	(Premiums received $16,983,682)
	Total Written Options				(30,742,192)
	(Premiums received $24,722,576)
	Net Other Assets and Liabilities — (0.1)%				(434,367)
	Net Assets — 100.0%				$644,325,307

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,202,200	$4,202,200	$—	$—
Purchased Options	671,299,666	—	671,299,666	—
Total	$675,501,866	$4,202,200	$671,299,666	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(30,742,192)	$—	$(30,742,192)	$—

FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,693,738	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,693,738
	(Cost $1,693,738)
	Total Investments — 0.7%	1,693,738
	(Cost $1,693,738)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.7%
	Call Options Purchased — 105.2%
5,287	SPDR® S&P 500® ETF Trust	$278,820,519	$4.50	11/15/24	274,593,669
	(Cost $233,839,225)
	Put Options Purchased — 0.5%
5,287	SPDR® S&P 500® ETF Trust	278,820,519	428.25	11/15/24	1,187,657
	(Cost $9,982,753)
	Total Purchased Options				275,781,326
	(Cost $243,821,978)
WRITTEN OPTIONS — (6.3)%
	Call Options Written — (6.1)%
(5,287)	SPDR® S&P 500® ETF Trust	(278,820,519)	518.68	11/15/24	(15,911,521)
	(Premiums received $4,961,853)
	Put Options Written — (0.2)%
(5,287)	SPDR® S&P 500® ETF Trust	(278,820,519)	315.55	11/15/24	(406,284)
	(Premiums received $1,825,535)
	Total Written Options				(16,317,805)
	(Premiums received $6,787,388)
	Net Other Assets and Liabilities — (0.1)%				(176,405)
	Net Assets — 100.0%				$260,980,854

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,693,738	$1,693,738	$—	$—
Purchased Options	275,781,326	—	275,781,326	—
Total	$277,475,064	$1,693,738	$275,781,326	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,317,805)	$—	$(16,317,805)	$—

FT Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
6,511,154	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$6,511,154
	(Cost $6,511,154)
	Total Investments — 0.7%	6,511,154
	(Cost $6,511,154)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 101.8%
17,345	SPDR® S&P 500® ETF Trust	$914,723,265	$4.69	12/20/24	898,423,928
	(Cost $811,423,291)
	Put Options Purchased — 1.1%
17,345	SPDR® S&P 500® ETF Trust	914,723,265	469.33	12/20/24	9,244,446
	(Cost $34,065,739)
	Total Purchased Options				907,668,374
	(Cost $845,489,030)
WRITTEN OPTIONS — (3.5)%
	Call Options Written — (3.0)%
(17,345)	SPDR® S&P 500® ETF Trust	(914,723,265)	547.47	12/20/24	(26,795,345)
	(Premiums received $11,433,217)
	Put Options Written — (0.5)%
(17,345)	SPDR® S&P 500® ETF Trust	(914,723,265)	422.40	12/20/24	(4,610,312)
	(Premiums received $17,478,298)
	Total Written Options				(31,405,657)
	(Premiums received $28,911,515)
	Net Other Assets and Liabilities — (0.1)%				(592,689)
	Net Assets — 100.0%				$882,181,182

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,511,154	$6,511,154	$—	$—
Purchased Options	907,668,374	—	907,668,374	—
Total	$914,179,528	$6,511,154	$907,668,374	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(31,405,657)	$—	$(31,405,657)	$—

FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,492,365	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,492,365
	(Cost $2,492,365)
	Total Investments — 0.8%	2,492,365
	(Cost $2,492,365)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 103.0%
6,723	SPDR® S&P 500® ETF Trust	$354,550,851	$4.68	12/20/24	348,239,679
	(Cost $310,062,672)
	Put Options Purchased — 0.7%
6,723	SPDR® S&P 500® ETF Trust	354,550,851	445.86	12/20/24	2,507,801
	(Cost $10,590,890)
	Total Purchased Options				350,747,480
	(Cost $320,653,562)
WRITTEN OPTIONS — (4.4)%
	Call Options Written — (4.2)%
(6,723)	SPDR® S&P 500® ETF Trust	(354,550,851)	536.68	12/20/24	(14,245,438)
	(Premiums received $4,891,516)
	Put Options Written — (0.2)%
(6,723)	SPDR® S&P 500® ETF Trust	(354,550,851)	328.53	12/20/24	(609,073)
	(Premiums received $2,019,851)
	Total Written Options				(14,854,511)
	(Premiums received $6,911,367)
	Net Other Assets and Liabilities — (0.1)%				(228,924)
	Net Assets — 100.0%				$338,156,410

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,492,365	$2,492,365	$—	$—
Purchased Options	350,747,480	—	350,747,480	—
Total	$353,239,845	$2,492,365	$350,747,480	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,854,511)	$—	$(14,854,511)	$—

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
357,213	FT Vest U.S. Equity Deep Buffer ETF - June (b)	$14,514,707
441,023	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	14,939,169
385,836	FT Vest U.S. Equity Deep Buffer ETF - August (b)	14,480,425
443,350	FT Vest U.S. Equity Moderate Buffer ETF - August (b)	14,813,654
344,495	FT Vest U.S. Equity Buffer ETF - October (b)	14,172,524
448,967	FT Vest U.S. Equity Deep Buffer ETF - October (b)	17,114,083
508,364	FT Vest U.S. Equity Moderate Buffer ETF - October (b)	17,228,151
	Total Exchange-Traded Funds	107,262,713
	(Cost $104,077,330)
MONEY MARKET FUNDS — 0.0%
29,353	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	29,353
	(Cost $29,353)

	Total Investments — 100.0%	107,292,066
	(Cost $104,106,683)
	Net Other Assets and Liabilities — (0.0)%	(17,927)
	Net Assets — 100.0%	$107,274,139

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 107,262,713	$ 107,262,713	$ —	$ —
Money Market Funds	29,353	29,353	—	—
Total Investments	$107,292,066	$107,292,066	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2024, and for the fiscal year-to-date period (September 1, 2023 to May 31, 2024) are as follows:

Security Name	Shares at 5/31/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2024	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	—	$18,127,786	$27,064,037	$(44,863,430)	$(137,378)	$(191,015)	$—	$—
FT Vest U.S. Equity Deep Buffer ETF - February	—	—	17,387,315	(17,605,561)	—	218,246	—	—
FT Vest U.S. Equity Buffer ETF - March	—	—	33,368,569	(33,523,174)	—	154,605	—	—
FT Vest U.S. Equity Deep Buffer ETF - March	—	22,342,345	41,502,550	(65,009,094)	(1,175,199)	2,339,398	—	—
FT Vest U.S. Equity Deep Buffer ETF - April	—	17,375,605	49,390,204	(67,063,728)	(955,915)	1,253,834	—	—
FT Vest U.S. Equity Deep Buffer ETF - May	—	—	61,632,040	(62,136,366)	—	504,326	—	—
FT Vest U.S. Equity Deep Buffer ETF - June	357,213	—	48,417,572	(35,217,623)	238,256	1,076,502	14,514,707	—
FT Vest U.S. Equity Moderate Buffer ETF - June	441,023	—	15,301,965	(597,658)	237,711	(2,849)	14,939,169	—
FT Vest U.S. Equity Deep Buffer ETF - July	—	—	36,542,336	(37,625,950)	—	1,083,614	—	—
FT Vest U.S. Equity Deep Buffer ETF - August	385,836	—	27,737,297	(13,669,652)	368,609	44,171	14,480,425	—
FT Vest U.S. Equity Moderate Buffer ETF - August	443,350	—	15,188,681	(593,424)	220,959	(2,562)	14,813,654	—
FT Vest U.S. Equity Deep Buffer ETF - September	—	—	33,904,017	(34,919,840)	—	1,015,823	—	—
FT Vest U.S. Equity Buffer ETF - October	344,495	—	29,025,757	(15,256,722)	358,629	44,860	14,172,524	—
FT Vest U.S. Equity Deep Buffer ETF - October	448,967	18,495,286	59,143,928	(62,747,916)	1,414,878	807,907	17,114,083	—
FT Vest U.S. Equity Moderate Buffer ETF - October	508,364	—	17,686,518	(692,706)	235,666	(1,327)	17,228,151	—
FT Vest U.S. Equity Deep Buffer ETF - December	—	19,083,672	3,962,570	(22,330,659)	(1,710,814)	995,231	—	—
		$95,424,694	$517,255,356	$(513,853,503)	$(904,598)	$9,340,764	$107,262,713	$—

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
707,009	FT Vest U.S. Equity Buffer ETF - January (b)	$30,153,934
744,821	FT Vest U.S. Equity Buffer ETF - February (b)	34,112,802
897,634	FT Vest U.S. Equity Buffer ETF - March (b)	35,581,045
809,515	FT Vest U.S. Equity Deep Buffer ETF - March (b)	28,462,547
609,544	FT Vest U.S. Equity Buffer ETF - June (b)	29,221,539
703,688	FT Vest U.S. Equity Buffer ETF - July (b)	31,884,103
698,650	FT Vest U.S. Equity Buffer ETF - December (b)	29,266,449
	Total Exchange-Traded Funds	218,682,419
	(Cost $211,870,431)
MONEY MARKET FUNDS — 0.1%
186,800	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	186,800
	(Cost $186,800)

	Total Investments — 100.0%	218,869,219
	(Cost $212,057,231)
	Net Other Assets and Liabilities — (0.0)%	(34,646)
	Net Assets — 100.0%	$218,834,573

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 218,682,419	$ 218,682,419	$ —	$ —
Money Market Funds	186,800	186,800	—	—
Total Investments	$218,869,219	$218,869,219	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2024, and for the fiscal year-to-date period (September 1, 2023 to May 31, 2024) are as follows:

Security Name	Shares at 5/31/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2024	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	707,009	$—	$77,572,134	$(49,783,792)	$1,504,397	$861,195	$30,153,934	$—
FT Vest U.S. Equity Deep Buffer ETF - January	—	—	57,986,621	(59,157,882)	—	1,171,261	—	—
FT Vest U.S. Equity Buffer ETF - February	744,821	—	57,862,593	(25,062,738)	987,189	325,758	34,112,802	—
FT Vest U.S. Equity Deep Buffer ETF - February	—	—	44,334,721	(44,853,765)	—	519,044	—	—
FT Vest U.S. Equity Buffer ETF - March	897,634	—	35,448,020	(365,211)	493,982	4,254	35,581,045	—
FT Vest U.S. Equity Deep Buffer ETF - March	809,515	—	28,436,923	(292,928)	315,519	3,033	28,462,547	—
FT Vest U.S. Equity Buffer ETF - May	—	27,665,209	170,934	(27,611,584)	(345,719)	121,160	—	—
FT Vest U.S. Equity Buffer ETF - June	609,544	35,562,736	76,591,169	(85,281,271)	(41,675)	2,390,580	29,221,539	—
FT Vest U.S. Equity Buffer ETF - July	703,688	35,601,683	126,481,455	(132,380,121)	(122,526)	2,303,612	31,884,103	—
FT Vest U.S. Equity Buffer ETF - August	—	35,066,758	31,050,741	(66,983,397)	(1,592,136)	2,458,034	—	—
FT Vest U.S. Equity Buffer ETF - September	—	30,243,934	36,401,033	(67,353,498)	(512,577)	1,221,108	—	—
FT Vest U.S. Equity Buffer ETF - October	—	—	64,634,769	(66,986,223)	—	2,351,454	—	—
FT Vest U.S. Equity Buffer ETF - November	—	—	127,029,074	(127,847,888)	—	818,814	—	—
FT Vest U.S. Equity Deep Buffer ETF - November	—	—	43,902,486	(46,088,030)	—	2,185,544	—	—
FT Vest U.S. Equity Buffer ETF - December	698,650	—	93,178,600	(67,198,735)	2,150,037	1,136,547	29,266,449	—
FT Vest U.S. Equity Deep Buffer ETF - December	—	—	49,772,446	(50,445,378)	—	672,932	—	—
		$164,140,320	$950,853,719	$(917,692,441)	$2,836,491	$18,544,330	$218,682,419	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.